UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                --------------

Check here if Amendment [x]; Amendment Number:   1
                                               -----
     This Amendment (Check only one.):     [x] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ashmore Group plc
             -------------------------------
Address:     61 Aldwych
             -------------------------------
             London WC2B 4AE, United Kingdom
             -------------------------------

Form 13F File Number:  28-14260
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael S. Perman
             ------------------
Title:       Secretary
             ------------------
Phone:       44(0) 203-077-6000
             ------------------

Signature, Place, and Date of Signing:

/s/ Michael S. Perman         London, England     May 30, 2012
---------------------         ---------------     ------------

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number       Name
     28-5804                    Ashmore EMM, L.L.C.
     -------                    -------------------

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     101

Form 13F Information Table Value Total:     $ 285,505
                                            -----------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number   Name

     1          28-5804                Ashmore EMM, L.L.C.
                --------               -------------------------------------
     2          28-14265               Ashmore Investments (UK) Ltd
                --------               -------------------------------------
     3          28-14274               Ashmore Investment Management Limited
                --------               -------------------------------------

                                                           ASHMORE GROUP PLC
                                            FORM 13F/A1 INFORMATION TABLE AS OF MARCH 31, 2012

                                                                                                                 VOTING AUTHORITY
                                                                                                               ---------------------
                                                            VALUE     SHARES/  SH/  PUT/   INVSTMT   OTHER
NAME OF ISSUER                 TITLE OF CLASS      CUSIP   X($1000)   PRN AMT  PRN  CALL  DISCRETN  MANAGERS   SOLE   SHARED    NONE
--------------                 --------------      -----   --------   -------  ---  ----  --------  --------   ----   ------    ----

3SBIO INC                      Sponsored ADR     88575Y105     238     16,100  SH         Defined     2,3     16,100     0         0
3SBIO INC                      Sponsored ADR     88575Y105     263     17,800  SH         Defined     1            0     0    17,800
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105   3,764    151,600  SH         Defined     2,3    151,600     0         0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105  41,690  1,679,000  SH         Defined     2,3  1,679,000     0         0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105   1,569     63,200  SH         Defined     2,3     63,200     0         0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105     176      7,100  SH         Defined     1            0     0     7,100
BAIDU INC                      SPON ADR REP A    056752108     452      3,100  SH         Defined     1            0     0     3,100
BAIDU INC                      SPON ADR REP A    056752108     117        800  SH         Defined     1            0     0       800
BRASKEM SA                     SP ADR PFD A      105532105     190     11,900  SH         Defined     1            0     0    11,900
BRASKEM SA                     SP ADR PFD A      105532105      75      4,700  SH         Defined     1            0     0     4,700
CHINA FUND INC                 COM               169373107     660     28,314  SH         Defined     2,3     28,314     0         0
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CLA   20440T201   1,293     27,160  SH         Defined     2,3     27,160     0         0
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CLA   20440T201  15,647    328,571  SH         Defined     2,3    328,571     0         0
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CLA   20440T201     674     14,146  SH         Defined     2,3     14,146     0         0
CIA PARANAENSE ENER            SPON ADR PFD      20441B407     489     20,800  SH         Defined     2,3     20,800     0         0
CIA PARANAENSE ENER            SPON ADR PFD      20441B407   5,102    217,000  SH         Defined     2,3    217,000     0         0
CIA PARANAENSE ENER            SPON ADR PFD      20441B407     226      9,600  SH         Defined     2,3      9,600     0         0
DESARROLLADORA HOMEX S A DE    Sponsored ADR     25030W100   2,101    111,986  SH         Defined     2,3    111,986     0         0
DESARROLLADORA HOMEX S A DE    Sponsored ADR     25030W100   6,018    320,803  SH         Defined     2,3    320,803     0         0
DESARROLLADORA HOMEX S A DE    Sponsored ADR     25030W100     276     14,735  SH         Defined     1            0     0    14,735
DESARROLLADORA HOMEX S A DE    Sponsored ADR     25030W100   1,402     74,713  SH         Defined     2,3     74,713     0         0
DESARROLLADORA HOMEX S A DE    Sponsored ADR     25030W100      75      4,000  SH         Defined     1            0     0     4,000
DESARROLLADORA HOMEX S A DE    Sponsored ADR     25030W100     226     12,031  SH         Defined     1            0     0    12,031
FOMENTO ECONOMICO MEXICANO     SPON ADR UNITS    344419106      58        700  SH         Defined     1            0     0       700
GRUPO AEROPORTUARIO CTR NORT   SPON ADR          400501102      34      1,000  SH         Defined     1            0     0     1,000
GRUPO AEROPORTUARIO CTR NORT   SPON ADR          400501102     134      2,400  SH         Defined     2,3      2,400     0         0
HARMONY GOLD MNG LTD           Sponsored ADR     413216300     119     10,900  SH         Defined     1            0     0    10,900
HARMONY GOLD MNG LTD           Sponsored ADR     413216300      25      2,300  SH         Defined     1            0     0     2,300
HDFC BANK LTD                  ADR REPS 3 SHS    40415F101     235      6,900  SH         Defined     1            0     0     6,900
HDFC BANK LTD                  ADR REPS 3 SHS    40415F101      55      1,600  SH         Defined     1            0     0     1,600
ICICI BANK LTD                 ADR               45104G104     342      9,800  SH         Defined     1            0     0     9,800
ICICI BANK LTD                 ADR               45104G104      80      2,300  SH         Defined     1            0     0     2,300
INFOSYS LTD                    Sponsored ADR     456788108     912     16,000  SH         Defined     2,3     16,000     0         0
INFOSYS LTD                    Sponsored ADR     456788108  10,665    187,000  SH         Defined     2,3    187,000     0         0
INFOSYS LTD                    Sponsored ADR     456788108     399      7,000  SH         Defined     2,3      7,000     0         0
INFOSYS LTD                    Sponsored ADR     456788108     291      5,100  SH         Defined     1            0     0     5,100
INFOSYS LTD                    Sponsored ADR     456788108      63      1,100  SH         Defined     1            0     0     1,100
ISHARES INC                    MSCI BRAZIL       464286400     475      7,351  SH         Defined     2,3      7,351     0         0
ITAU UNIBANCO HLDNG SA         SPON ADR REP PFD  465562106     344     17,940  SH         Defined     2,3     17,940     0         0
ITAU UNIBANCO HLDNG SA         SPON ADR REP PFD  465562106     961     50,103  SH         Defined     1            0     0    50,103
ITAU UNIBANCO HLDNG SA         SPON ADR REP PFD  465562106     222     11,584  SH         Defined     1            0     0    11,584
ITAU UNIBANCO HLDNG SA         SPON ADR REP PFD  465562106     113      5,899  SH         Defined     1            0     0     5,899
MARKET VECTORS ETF TR          BRAZIL SMCP ETF   57060U613     855     19,460  SH         Defined     2,3     19,460     0         0
MARKET VECTORS ETF TR          RUSSIA ETF        57060U506     235      7,626  SH         Defined     2,3      7,626     0         0
MECHEL OAO                     Sponsored ADR     583840103     290     32,300  SH         Defined     2,3     32,300     0         0
MECHEL OAO                     Sponsored ADR     583840103   3,815    424,800  SH         Defined     2,3    424,800     0         0
MECHEL OAO                     Sponsored ADR     583840103     146     16,300  SH         Defined     2,3     16,300     0         0
MEXICO FUND INC                COM               592835102      76      2,991  SH         Defined     2,3      2,991     0         0
MINDRAY MEDICAL INTL LTD       SPON ADR          602675100     429     13,000  SH         Defined     1            0     0    13,000
MINDRAY MEDICAL INTL LTD       SPON ADR          602675100     102      3,100  SH         Defined     1            0     0     3,100
MOBILE TELESYSTEMS OJSC        Sponsored ADR     607409109   1,315     71,700  SH         Defined     2,3     71,700     0         0
MOBILE TELESYSTEMS OJSC        Sponsored ADR     607409109  15,094    823,002  SH         Defined     2,3    823,002     0         0
MOBILE TELESYSTEMS OJSC        Sponsored ADR     607409109     569     31,000  SH         Defined     2,3     31,000     0         0
NEW ORIENTAL ED & TECH GRP I   SPON ADR          647581107     354     12,900  SH         Defined     1            0     0    12,900
NEW ORIENTAL ED & TECH GRP I   SPON ADR          647581107      85      3,100  SH         Defined     1            0     0     3,100
PETROLEO BRASILEIRO S.A. PETRO Sponsored ADR     71654V408   1,676     63,120  SH         Defined     1            0     0    63,120
PETROLEO BRASILEIRO S.A. PETRO Sponsored ADR     71654V408     389     14,661  SH         Defined     1            0     0    14,661
STERLITE INDUSTRIES INDI LTD   ADS               859737207     217     25,400  SH         Defined     1            0     0    25,400
STERLITE INDUSTRIES INDI LTD   ADS               859737207      51      6,000  SH         Defined     1            0     0     6,000
TAIWAN SEMICONDUCTOR MFG LTD   Sponsored ADR     874039100   8,005    523,891  SH         Defined     2,3    523,891     0         0
TAIWAN SEMICONDUCTOR MFG LTD   Sponsored ADR     874039100  91,081  5,960,769  SH         Defined     2,3  5,960,769     0         0
TAIWAN SEMICONDUCTOR MFG LTD   Sponsored ADR     874039100   3,430    224,468  SH         Defined     2,3    224,468     0         0
TAIWAN SEMICONDUCTOR MFG LTD   Sponsored ADR     874039100     808     52,855  SH         Defined     1            0     0    52,855
TATA MOTORS LTD                SPONSORED ADR     876568502     499     18,500  SH         Defined     2,3     18,500     0         0
TATA MOTORS LTD                SPONSORED ADR     876568502   5,502    204,000  SH         Defined     2,3    204,000     0         0
TATA MOTORS LTD                SPONSORED ADR     876568502     202      7,500  SH         Defined     2,3      7,500     0         0
TELEFONICA BRASIL              Sponsored ADR     87936R106   2,380     77,700  SH         Defined     2,3     77,700     0         0
TELEFONICA BRASIL              Sponsored ADR     87936R106  20,904    682,477  SH         Defined     2,3    682,477     0         0
TELEFONICA BRASIL              Sponsored ADR     87936R106     897     29,300  SH         Defined     2,3     29,300     0         0
TERNIUM SA                     SPON ADR          880890108     300     12,651  SH         Defined     1            0     0    12,651
TERNIUM SA                     SPON ADR          880890108      67      2,828  SH         Defined     1            0     0     2,828
VALE SA                        ADR               91912E105   2,305     98,800  SH         Defined     2,3     98,800     0         0
VALE SA                        ADR               91912E105   9,509    407,600  SH         Defined     2,3    407,600     0         0
VALE SA                        ADR               91912E105     679     29,100  SH         Defined     2,3     29,100     0         0
VALE SA                        ADR               91912E105     971     41,600  SH         Defined     1            0     0    41,600
VALE SA                        ADR               91912E105     187      8,000  SH         Defined     1            0     0     8,000
VIMPELCOM LTD                  SPONSORED ADR     92719A106     297     26,600  SH         Defined     2,3     26,600     0         0
VIMPELCOM LTD                  SPONSORED ADR     92719A106     175     15,651  SH         Defined     1            0     0    15,651
VIMPELCOM LTD                  SPONSORED ADR     92719A106      36      3,254  SH         Defined     1            0     0     3,254
ABERDEEN LATIN AMERICAN EQTY   COM               00306K106   1,512     42,566  SH         Defined     2,3     42,566     0         0
COMPANIA CERVECERIAS UNIDAS    Sponsored ADR     204429104      47        600  SH         Defined     1            0     0       600
GREATER CHINA FUND             COM               39167B102     174     15,121  SH         Defined     2,3     15,121     0         0
ISHARES TF                     PHILL INVSTMRK    46429B408     427     14,860  SH         Defined     2,3     14,860     0         0
JF CHINA REGION FUND INC       COM               46614T107     328     25,795  SH         Defined     2,3     25,795     0         0
KOREA EQUITY FUND              COM               50063B104   1,757    180,437  SH         Defined     2,3    180,437     0         0
KOREA FUND                     COM NEW           500634209     814     20,072  SH         Defined     2,3     20,072     0         0
LATIN AMERICAN DISCOVERY FD    COM               51828C106     289     17,700  SH         Defined     2,3     17,700     0         0
MALAYSIA FUND INC              BASKET EQ         560905101     298     29,037  SH         Defined     2,3     29,037     0         0
MECHEL OAO                     SPON ADR PFD      583840509      66     18,500  SH         Defined     2,3     18,500     0         0
MECHEL OAO                     SPON ADR PFD      583840509     921    258,000  SH         Defined     2,3    258,000     0         0
MECHEL OAO                     SPON ADR PFD      583840509      34      9,500  SH         Defined     2,3      9,500     0         0
MECHEL OAO                     SPON ADR PFD      583840509     333     93,400  SH         Defined     2,3     93,400     0         0
MEXICO EQUITY AND INCOME FD    COM               592834105     241     21,172  SH         Defined     2,3     21,172     0         0
MORGAN STANLEY CHINA A SHARE   COM               617468103     785     40,057  SH         Defined     2,3     40,057     0         0
SOUFUN HOLDINGS LTD            ADR               836034108   1,514     80,000  SH         Defined     2,3     80,000     0         0
SOUFUN HOLDINGS LTD            ADR               836034108     227     12,000  SH         Defined     1            0     0    12,000
TAIWAN FUND INC                COM               874036106   1,112     66,081  SH         Defined     2,3     66,081     0         0
TEMPLETON DRAGON FUND INC      COM               88018T101   1,590     56,084  SH         Defined     2,3     56,084     0         0
TEMPLETON RUSSIA & EAST EURO   COM               88022F105     168     10,244  SH         Defined     2,3     10,244     0         0
THAI FUND INC                  COM               882904105     623     39,071  SH         Defined     2,3     39,071     0         0
TURKISH INVESTMENT FUND        COM               900145103      67      4,890  SH         Defined     2,3      4,890     0         0
